Other liabilities	12 Months Ended
Dec. 31, 2016
Other liabilities
Other liabilities

16.          Other liabilities:

	December 31,	December 31,
	2016	2015
Derivative liability	$—	$—
Due to individual investors	5,479	4,887
Withholding individual income tax payable	15,199	15,199
Other current liabilities	50,539	51,293

Total other current liabilities	71,217	71,379
Other non-current liabilities	711	421
Accrued warranty reserve	1,580	1,594

Total other non-current liabilities	2,291	2,015

Total other liabilities	$73,508	$73,394

Amount due to individual investors are related to funds raised through the on-line platform of Solar Energy. From time to time, individual investors may have funds in their members’ accounts without subscribing for any on-line products. Such funds provided to the Group are not entitled to any interest. These non-interest bearing funds are recorded as amount due to individual investors under other current liabilities.

Other liabilities primarily include unpaid purchase consideration of $47,197 and $49,567 for business acquisitions as at December 31, 2016 and 2015 respectively, which were recorded as other current liabilities.